Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$351,529.32

Principal:
Principal Collections	$8,251,287.69
Prepayments in Full	$2,495,811.87
Liquidation Proceeds	$55,534.14
Recoveries	$28,817.72
Sub Total	$10,831,451.42
Collections	$11,182,980.74

Purchase Amounts:
Purchase Amounts Related to Principal	$249,947.80
Purchase Amounts Related to Interest	$1,436.70
Sub Total	$251,384.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,434,365.24

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,434,365.24
Servicing Fee	$109,649.33	$109,649.33	$0.00	$0.00	$11,324,715.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,324,715.91
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,324,715.91
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,324,715.91
Interest - Class A-4 Notes	$19,790.96	$19,790.96	$0.00	$0.00	$11,304,924.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,304,924.95
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$11,227,192.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,227,192.03
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$11,170,366.03
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,170,366.03
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$11,098,018.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,098,018.11
Regular Principal Payment	$10,515,664.43	$10,515,664.43	$0.00	$0.00	$582,353.68
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$582,353.68
Residual Released to Depositor	$0.00	$582,353.68	$0.00	$0.00	$0.00
Total		$11,434,365.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,515,664.43
Total					$10,515,664.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,515,664.43	$99.67	$19,790.96	$0.19	$10,535,455.39	$99.86
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$10,515,664.43	$6.53	$226,697.80	$0.14	$10,742,362.23	$6.67

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$15,223,812.83	0.1442879	$4,708,148.40	0.0446228
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$125,713,812.83	0.0780880	$115,198,148.40	0.0715561

Pool Information
Weighted Average APR	3.408%	3.426%
Weighted Average Remaining Term	18.79	18.08
Number of Receivables Outstanding	18,926	18,006
Pool Balance	$131,579,199.37	$120,426,258.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$125,713,812.83	$115,198,148.40
Pool Factor	0.0786221	0.0719579

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$5,228,109.85
Targeted Overcollateralization Amount	$5,228,109.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,228,109.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$100,359.62
(Recoveries)		123	$28,817.72
Net Loss for Current Collection Period			$71,541.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6525%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1546%
Second Prior Collection Period			(0.1722)%
Prior Collection Period			0.8459%
Current Collection Period			0.6813%
Four Month Average (Current and Prior Three Collection Periods)			0.3774%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,208	$14,707,265.35
(Cumulative Recoveries)			$2,562,494.17
Cumulative Net Loss for All Collection Periods			$12,144,771.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7257%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,369.08
Average Net Loss for Receivables that have experienced a Realized Loss			$1,956.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.28%	278	$2,749,990.00
61-90 Days Delinquent	0.27%	28	$329,349.05
91-120 Days Delinquent	0.05%	7	$56,112.49
Over 120 Days Delinquent	0.56%	52	$668,665.86
Total Delinquent Receivables	3.16%	365	$3,804,117.40

Repossession Inventory:
Repossessed in the Current Collection Period		4	$22,780.79
Total Repossessed Inventory		10	$94,275.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4259%
Prior Collection Period			0.4438%
Current Collection Period			0.4832%
Three Month Average			0.4510%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer